CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net loss	$ (56,365)	$ (15,690)
Changes in assets and liabilities:
Increase in other receivable		(2,825)
Increase (decrease) in accounts payable and accrued expenses	28,886	(3,924)
Increase in accrued interest on revolving credit promissory note	4,323	1,245
Net cash used in operating activities	(23,156)	(21,194)
Net cash from investing activities
Net cash from financing activities
Borrowings under revolving credit promissory note	31,000	15,000
Proceeds from issuance of common stock		15,000
Net cash provided by financing activities	31,000	30,000
Net increase in cash and cash equivalents	7,844	8,806
Cash and cash equivalents at beginning of period	5,586	9,004
Cash and cash equivalents at end of period	$ 13,430	$ 17,810